Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital and warrants	Currency translation differences amounts	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2016		$ 883	$ 45,021	$ (617)	$ (43,796)	$ 1,491
Beginning Balance, Shares at Dec. 31, 2016	[1]	2,143
Statement Line Items [Line Items]
Issuance of ordinary shares and warrants, net of issuance costs		$ 405	6,695			7,100
Issuance of ordinary shares and warrants, net of issuance costs, Shares	[1]	971
Exercise of warrants		$ 85	939			1,024
Exercise of warrants, Shares	[1]	201
Shares issued for services		$ 9	862			871
Shares issued for services, Shares	[1]	22
Share-based compensation			531			531
Comprehensive loss				205	(6,051)	(5,846)
Ending Balance at Dec. 31, 2017 at Dec. 31, 2017		$ 1,382	54,048	(412)	(49,847)	5,171
Ending Balance, Shares at Dec. 31, 2017 at Dec. 31, 2017	[1]	3,337
Statement Line Items [Line Items]
Issuance of ordinary shares and warrants, net of issuance costs		$ 129	2,648			2,777
Issuance of ordinary shares and warrants, net of issuance costs, Shares	[1]	309
Classification of warrants from liability to equity, see note 8A(2)
Conversion of debentures to prepaid warrants			3,267			3,267
Conversion of prepaid warrants to ordinary shares		$ 68	(68)
Conversion of prepaid warrants to ordinary shares, Shares	[1]	165
Shares issued for services		$ 1	7			8
Shares issued for services, Shares	[1]	4
Share-based compensation			1,003			1,003
Comprehensive loss				(557)	(6,249)	(6,806)
Ending Balance at Dec. 31, 2017 at Dec. 31, 2018		$ 1,580	60,905	(969)	(56,096)	5,420
Ending Balance, Shares at Dec. 31, 2017 at Dec. 31, 2018	[1]	3,815
Statement Line Items [Line Items]
Issuance of ordinary shares and warrants, net of issuance costs		$ 763	6,602			7,365
Issuance of ordinary shares and warrants, net of issuance costs, Shares	[1]	1,800
Classification of warrants from equity to liability, see note 2c			(1,804)			(1,804)
Classification of warrants from liability to equity, see note 8A(2)			3,139			3,139
Conversion of prepaid warrants to ordinary shares		$ 22	(22)
Conversion of prepaid warrants to ordinary shares, Shares	[1]	50
Exercise of option		$ 3	4			7
Exercise of option, Shares	[1]	6
Share-based compensation			1,125			1,125
Comprehensive loss					(11,164)	(11,164)
Ending Balance at Dec. 31, 2017 at Dec. 31, 2019		$ 2,368	$ 69,949	$ (969)	$ (67,260)	$ 4,088
Ending Balance, Shares at Dec. 31, 2017 at Dec. 31, 2019	[1]	5,671

[1]	After reverse split, see Note 1b.